Capital adjustments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Capital adjustments [Abstract]
Beginning balance	₩ (458,461)	₩ (423,536)
Transaction on redemption of hybrid bonds	(1,139)	(1,418)
Other transactions with owners	61,565	(33,507)
Ending balance	₩ (398,035)	₩ (458,461)